Vessels, Net And Other Fixed Assets, Net (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance, beginning of period	$ 370,954,242
Depreciation	(15,135,897)	$ (15,135,897)	$ (15,135,897)
Impairment loss	(21,642,089)	0	0
Balance, end of period	334,236,238	370,954,242
Vessel Cost
Property Plant And Equipment [Line Items]
Balance, beginning of period	424,105,871	424,105,871
Impairment loss	(30,879,525)
Balance, end of period	393,226,346	424,105,871	424,105,871
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance, beginning of period	(53,151,629)	(38,075,714)
Depreciation	(15,075,915)	(15,075,915)
Impairment loss	9,237,436
Balance, end of period	(58,990,108)	(53,151,629)	(38,075,714)
Net Book Value
Property Plant And Equipment [Line Items]
Balance, beginning of period	370,954,242	386,030,157
Depreciation	(15,075,915)	(15,075,915)
Impairment loss	(21,642,089)
Balance, end of period	$ 334,236,238	$ 370,954,242	$ 386,030,157